CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2021 (Unaudited)

COMMON STOCKS - 6.8%	Shares	Value
Energy - 6.8%
Oil & Gas Services & Equipment - 6.8%
PHI Group, Inc. * (Cost $1,609,094)	149,912	$ 2,173,724

CORPORATE BONDS - 30.0%	Par Value	Value
Communications - 4.1%
Cable & Satellite - 1.0%
Tele-Communications, Inc., 10.125%, due 04/15/22	$ 300,000	$ 325,426

Telecommunications - 3.1%
Qwest Corporation, 6.750%, due 12/01/21	460,000	472,650
Sprint Corporation, 7.250%, due 09/15/21	500,000	507,715
		980,365
Consumer Discretionary - 0.2%
Automotive - 0.2%
General Motors Corporation, 4.875%, due 10/02/23	50,000	54,680

Consumer Staples - 4.2%
Food - 4.2%
General Mills, Inc., 3.150%, due 12/15/21	1,340,000	1,351,372

Energy - 2.3%
Midstream Energy - 0.2%
ONEOK, Inc., 4.250%, due 02/01/22	51,000	51,803

Oil & Gas - 2.1%
EQT Corporation,
3.000%, due 10/01/22	386,000	394,415
7.625%, due 02/01/25 (a)	250,000	291,975
		686,390
Financials - 4.5%
Banking - 2.2%
Wells Fargo & Company, 4.125%, due 08/15/23	650,000	702,033

Insurance - 2.2%
Enstar Group Ltd., 4.500%, due 03/10/22	675,000	692,708

Specialty Finance - 0.1%
International Lease Finance Corporation, 5.875%, due 08/15/22	50,000	53,085

Health Care - 0.2%
Biotech & Pharma - 0.2%
AbbVie, Inc., 2.900%, due 11/06/22	50,000	51,806

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 30.0% (Continued)	Par Value	Value
Industrials - 4.7%
Equipment - 1.2%
United Rentals, Inc., 5.875%, due 09/15/26	$ 366,000	$ 381,025

Industrial Services - 0.1%
Cintas Corporation, 4.300%, due 06/01/21	20,000	20,000

Machinery - 3.4%
Eaton Corporation, 8.100%, due 08/15/22	1,000,000	1,086,409

Materials - 2.9%
Chemicals - 2.2%
Mosaic Company (The), 3.250%, due 11/15/22	685,000	710,856

Materials & Processing - 0.7%
Carpenter Technology Corporation, 4.450%, due 03/01/23	200,000	208,169

Technology - 4.3%
Software & Services - 2.2%
Lumen Technologies, Inc.,
6.450%, due 06/15/21	500,000	500,850
5.800%, due 03/15/22	200,000	206,238
		707,088
Technology Hardware - 2.0%
Corning, Inc., 7.250%, due 08/15/36	500,000	622,508

Technology Services - 0.1%
Thomson Reuters Corporation, 4.300%, due 11/23/23	30,000	32,443

Utilities - 2.6%
Electric Utilities - 2.6%
Ohio Power Company, 5.375%, due 10/01/21	100,000	101,707
Southern Company, 2.350%, due 07/01/21	740,000	740,000
		841,707

Total Corporate Bonds (Cost $9,178,762)		$ 9,559,873

U.S. TREASURY OBLIGATIONS - 46.2%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 1.8%
2.375%, due 01/15/25	$ 491,712	$ 577,915

U.S. Treasury Notes - 44.4%
1.750%, due 07/31/21	1,000,000	1,002,862
1.125%, due 08/31/21	1,000,000	1,002,725
0.375%, due 03/31/22	500,000	501,269
1.875%, due 04/30/22	500,000	508,223
1.750%, due 05/31/22	500,000	508,379
0.125%, due 07/31/22	500,000	500,254
0.125%, due 08/31/22	500,000	500,176
0.125%, due 09/30/22	1,000,000	1,000,273

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 46.2% (Continued)	Par Value	Value
U.S. Treasury Notes - 44.4% (Continued)
0.125%, due 11/30/22	$ 1,000,000	$ 1,000,273
0.125%, due 12/31/22	1,000,000	1,000,156
2.750%, due 11/15/23	6,250,000	6,638,184
		14,162,774

Total U.S. Treasury Obligations (Cost $14,264,785)		$ 14,740,689

MONEY MARKET FUNDS - 8.7%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $2,775,468)	2,775,468	$ 2,775,468

Total Investments at Value - 91.7% (Cost $27,828,109)		$ 29,249,754

Other Assets in Excess of Liabilities - 8.3%		2,652,057

Net Assets - 100.0%		$ 31,901,811

*	Non-income producing security.
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of May 31, 2021.